Investment Strategy	Jun. 27, 2025
REX-OSPREY™ ETH + STAKING ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the fifth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

REX-OSPREY™ SOL + STAKING ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the sixth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.